UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Latin America Equity Fund

	Shares	Value ($)

Equity Securities 98.1%
Argentina 3.1%
Nortel Inversora SA "A" (ADR) (Preferred)*	33,663	481,785
Telecom Argentina SA "B"*	947,375	3,839,899
Tenaris SA	208,970	4,201,898
Tenaris SA (ADR)	673,100	26,917,269

(Cost $26,439,173)		35,440,851
Bermuda 3.0%
Credicorp Ltd. of Peru	385,100	27,580,862
Dufry South America Ltd. (BDR)*	316,600	6,353,599

(Cost $22,391,370)		33,934,461

Brazil 69.2%
All America Latina Logistica SA (Unit)	859,100	9,279,647
Aracruz Celulose SA "B" (ADR) (Preferred)	57,100	4,100,351
Banco Bradesco SA (ADR) (Preferred)	1,943,000	52,694,160
Banco do Brasil SA	659,800	10,971,660
Banco Itau Holding Financeira SA (ADR) (Preferred)	356,600	8,301,648
Banco Itau Holding Financeira SA (Preferred)	1,454,460	32,686,074
Bovespa Holding SA	1,320,700	19,296,185
BR Malls Participacoes SA*	800,500	8,328,113
Brasil Telecom SA (Preferred)	36,511	366,355
Braskem SA "A" (Preferred)	52	384
Companhia de Bebidas das Americas (ADR) (Preferred)	328,100	23,321,348
Companhia Vale do Rio Doce "A" (ADR) (Preferred)	4,401,600	114,573,648
Companhia Vale do Rio Doce "A" (Preferred)	145,756	3,709,776
Companhia Vale do Rio Doce (ADR)	1,631,400	48,909,372
Cyrela Commercial Properties SA Empreendimentos e Participacoes*	183,000	1,144,400
Equatorial Energia SA (Unit)	840,300	8,240,577
Gerdau SA (ADR) (Preferred)	629,300	16,330,335
GVT Holding SA*	787,100	16,466,902
Kroton Educacional SA (Unit)*	243,038	2,901,534
Lojas Renner SA	548,000	8,598,522
Lupatech SA	494,000	13,971,859
MPX Mineracao e Energia SA*	21,400	9,732,803
MRV Engenharia e Participacoes SA*	348,800	6,494,144
Net Servicos de Comunicacao SA (Preferred)*	758,712	8,816,415
Petroleo Brasileiro SA (ADR)	865,300	96,169,442
Petroleo Brasileiro SA (ADR) (Preferred)	1,350,500	126,015,155
Petroleo Brasileiro SA (Preferred)	990,288	45,263,874
Redecard SA	412,700	5,982,860
Tele Norte Leste Participacoes SA (ADR) (Preferred)	253,800	6,598,800
Totvs SA	264,000	7,129,051
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	272,200	35,603,760
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	696,550	32,669,344
Votorantim Celulose e Papel SA (ADR) (Preferred)	139,400	4,119,270

(Cost $361,701,714)		788,787,768
Canada 0.9%
Yamana Gold, Inc. (Cost $8,302,861)	596,800	9,835,264
Chile 1.2%
Cencosud SA	2,254,600	9,468,009
La Polar SA	348,988	2,063,039
Lan Airlines SA (ADR)	176,000	2,273,920

(Cost $8,182,906)		13,804,968
Colombia 0.8%
Bancolombia SA (ADR) (REG S) (Preferred) (Cost $7,993,755)	265,400	8,867,014
Mexico 19.2%
America Movil SAB de CV "L" (ADR)	1,919,600	115,003,236
Axtel SAB de CV "B"*	4,933,900	11,755,517
Cemex SAB de CV (ADR)*	596,013	16,157,912
Empresas ICA SAB de CV*	2,108,100	13,686,053
Fomento Economico Mexicano SAB de CV (ADR) (Unit)	119,800	4,333,166
Grupo Aeroportuario del Pacifico SA de CV "B" (ADR)	215,600	9,242,772
Grupo Financiero Banorte SAB de CV "O"	1,385,500	5,757,723
Grupo Televisa SA (ADR)	845,700	18,850,653

Maxcom Telecomunicaciones SA de CV (ADR)*	265,200	3,312,348
Urbi, Desarrollo Urbanos, SA de CV*	2,892,400	10,227,640
Wal-Mart de Mexico SAB de CV "V"	2,999,329	10,802,404

(Cost $81,764,224)		219,129,424
United States 0.7%
Southern Copper Corp. (Cost $11,075,145)	81,600	7,657,343

Total Equity Securities (Cost $527,851,148)		1,117,457,093
Cash Equivalents 0.2%
Cash Management QP Trust, 4.52% (a) (Cost $3,024,498)	3,024,498	3,024,498
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $530,875,646)	98.3	1,120,481,591
Other Assets and Liabilities, Net	1.7	19,160,898

Net Assets	100.0	1,139,642,489

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
BDR: Bearer Depositary Receipt
GDR: Global Depositary Receipt

At January 31, 2008, the DWS Latin America Equity Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Equity Securities
Energy	298,567,637	26.7%
Materials	258,062,999	23.1%
Financials	217,725,743	19.5%
Telecommunication Services	157,824,842	14.1%
Consumer Discretionary	57,811,402	5.2%
Industrials	48,454,252	4.3%
Consumer Staples	47,924,927	4.3%
Utilities	17,973,380	1.6%
Information Technology	13,111,911	1.2%
Total	1,117,457,093	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008